Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of Vipshop Information's total assets, total liabilities, total equity, net revenues, total operating expenses and net (loss) income attributable to the Company and after intercompany eliminations

	As of December 31,
	2011	2012
	$	$
Total assets	60,721,481	173,424,245
Current Liabilities:
Accounts payable	(2,243,711)	(101,556)
Advance from customers	(15,378,465)	(55,948,713)
Accrued expenses and other current liabilities	(11,825,417)	(24,908,418)
Amounts due to related parties	(2,992,516)	(789,057)
Deferred income	(2,569,655)	(10,850,319)
Total current liabilities	(35,009,764)	(92,598,063)
Total liabilities	(35,009,764)	(92,598,063)
Total equity	25,711,717	80,826,182

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Net revenues	32,582,115	226,291,723	691,975,575
Total operating expenses	(11,626,563)	(55,725,479)	(70,858,631)
Net (loss) income	(8,339,525)	(26,409,424)	8,058,229

Schedule of classification and estimated useful lives of plant and machinery
Classification	Estimated useful life
Furniture, fixtures and equipment	2 to 3 years
Leasehold improvements	Over the lease term
Motor vehicles	5 years